Property and Equipment (Details) - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Property, Plant and Equipment [Abstract]
Ships, including ship improvements	$ 44,122	$ 42,401
Ships under construction	725	839
Ships And Ships Under Construction Gross, Total	44,847	43,240
Land, buildings and improvements, including leasehold improvements and port facilities	1,086	1,067
Computer hardware and software, transportation equipment and other	1,591	1,389
Total property and equipment	47,524	45,696
Less accumulated depreciation and amortization	(15,095)	(13,878)
Property and Equipment, Net	$ 32,429	$ 31,818